Notes payable - Summary of unsecured senior notes (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Disclosure of Detailed Information Unsecured Senior Notes [Line Items]
Principal amount | $		$ 800
Notes payable | ¥	¥ 5,726		¥ 5,636
Senior Notes Tranch one [Member]
Disclosure of Detailed Information Unsecured Senior Notes [Line Items]
Principal amount | $		$ 300
Notes payable | ¥	¥ 2,154		2,120
Interest rate	1.375%	1.375%
Borrowings maturity	2025
Senior Notes Tranch Two [Member]
Disclosure of Detailed Information Unsecured Senior Notes [Line Items]
Principal amount | $		$ 500
Notes payable | ¥	¥ 3,572		¥ 3,516
Interest rate	2.00%	2.00%
Borrowings maturity	2030